T. ROWE PRICE Institutional Large-Cap Core Growth Fund
September 30, 2024 (Unaudited)

Portfolio of
Investments
‡
Shares/Par $ Value
(Cost and value in $000s)
‡
COMMON STOCKS  97.2%
COMMUNICATION
SERVICES  15.0%
Entertainment  2.0%
Netflix (1) 74,873 53,105
Sea, ADR (1) 105,181 9,917
63,022
Interactive Media &
Services  12.0%
Alphabet, Class A  226,703 37,599
Alphabet, Class C  1,060,639 177,328
Meta Platforms, Class A  261,064 149,443
364,370
Wireless Telecommunication
Services  1.0%
T-Mobile U.S.  148,199 30,582
30,582
Total Communication Services 457,974
CONSUMER
DISCRETIONARY  14.5%
Automobiles  2.0%
Tesla (1) 226,706 59,313
59,313
Broadline Retail  7.9%
Amazon.com (1) 1,284,968 239,428
239,428
Hotels, Restaurants &
Leisure  2.1%
Booking Holdings  6,238 26,275
Chipotle Mexican Grill (1) 486,295 28,021
DoorDash, Class A (1) 72,585 10,360
64,656
Specialty Retail  2.3%
Carvana (1) 243,245 42,352
Ross Stores  96,706 14,555
TJX  110,755 13,018
69,925
Textiles, Apparel & Luxury
Goods  0.2%
Lululemon Athletica (1) 15,974 4,335
NIKE, Class B  17,956 1,587
5,922
Total Consumer Discretionary 439,244
CONSUMER STAPLES  1.2%
Consumer Staples Distribution &
Retail  0.3%
Dollar General  107,480 9,090
9,090
Shares/Par $ Value
(Cost and value in $000s)
‡
Food Products  0.2%
Mondelez International, Class A  85,790 6,320
6,320
Household Products  0.7%
Colgate-Palmolive  120,891 12,550
Procter & Gamble  53,887 9,333
21,883
Total Consumer Staples 37,293
ENERGY  0.2%
Energy Equipment &
Services  0.2%
Schlumberger  168,938 7,087
Total Energy 7,087
FINANCIALS  8.5%
Capital Markets  1.6%
Charles Schwab  134,126 8,693
Goldman Sachs Group  24,753 12,255
Morgan Stanley  120,556 12,567
MSCI  4,812 2,805
S&P Global  26,584 13,734
50,054
Financial Services  5.4%
Adyen (EUR) (1) 3,963 6,205
Fiserv (1) 37,228 6,688
Mastercard, Class A  143,822 71,019
Visa, Class A  291,918 80,263
164,175
Insurance  1.5%
Chubb  109,882 31,689
Marsh & McLennan  62,771 14,003
45,692
Total Financials 259,921
HEALTH CARE  10.1%
Health Care Equipment &
Supplies  2.1%
Intuitive Surgical (1) 98,845 48,560
Stryker  45,741 16,524
65,084
Health Care Providers &
Services  2.3%
Elevance Health  21,034 10,938
Humana  30,562 9,680
UnitedHealth Group  85,882 50,213
70,831
Life Sciences Tools &
Services  1.6%
Danaher  91,758 25,511
Thermo Fisher Scientific  39,307 24,314
49,825
Pharmaceuticals  4.1%
AstraZeneca, ADR  78,555 6,120

T. ROWE PRICE Institutional Large-Cap Core Growth Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
Eli Lilly  120,475 106,734
Zoetis  56,351 11,010
123,864
Total Health Care 309,604
INDUSTRIALS & BUSINESS
SERVICES  2.5%
Aerospace & Defense  1.1%
General Electric  120,812 22,783
TransDigm Group  6,570 9,376
32,159
Commercial Services &
Supplies  0.3%
Cintas  34,700 7,144
Veralto  20,286 2,269
9,413
Electrical Equipment  0.2%
GE Vernova (1) 25,584 6,523
6,523
Ground Transportation  0.3%
Old Dominion Freight Line  46,578 9,252
9,252
Industrial Conglomerates  0.6%
Roper Technologies  31,931 17,768
17,768
Total Industrials & Business Services 75,115
INFORMATION
TECHNOLOGY  43.4%
Electronic Equipment,
Instruments & Components  0.4%
TE Connectivity  84,118 12,701
12,701
IT Services  1.0%
MongoDB (1) 32,247 8,718
Shopify, Class A (1) 231,712 18,570
Snowflake, Class A (1) 25,581 2,938
30,226
Semiconductors & Semiconductor
Equipment  15.1%
Advanced Micro Devices (1) 105,756 17,352
ASML Holding  35,557 29,628
Broadcom  77,297 13,334
Lam Research  6,447 5,261
Monolithic Power Systems  21,214 19,612
NVIDIA  2,938,576 356,861
Taiwan Semiconductor
Manufacturing, ADR  76,860 13,348
Texas Instruments  24,592 5,080
460,476
Software  17.5%
Atlassian, Class A (1) 35,700 5,669
BILL Holdings (1) 58,844 3,105
Shares/Par $ Value
(Cost and value in $000s)
‡
Canva, Acquisition Date: 8/16/21 -
12/17/21, Cost $6,320 (1)(2)(3) 3,708 4,119
Confluent, Class A (1)(4) 90,369 1,842
Crowdstrike Holdings, Class A (1) 25,015 7,016
Datadog, Class A (1) 41,181 4,738
Fortinet (1) 21,360 1,656
Gusto, Acquisition Date: 10/4/21,
Cost $2,092 (1)(2)(3) 72,683 1,351
Intuit  40,937 25,422
Microsoft  896,656 385,831
ServiceNow (1) 71,256 63,731
Synopsys (1) 53,950 27,320
531,800
Technology Hardware, Storage &
Peripherals  9.4%
Apple  1,223,119 284,987
284,987
Total Information Technology 1,320,190
MATERIALS  0.9%
Chemicals  0.9%
Linde  27,309 13,022
Sherwin-Williams  34,293 13,089
Total Materials 26,111
UTILITIES  0.9%
Electric Utilities  0.9%
Constellation Energy  101,508 26,394
Total Utilities 26,394
Total Common Stocks (Cost
$801,504) 2,958,933
CONVERTIBLE PREFERRED STOCKS  0.4%
INFORMATION
TECHNOLOGY  0.4%
Software  0.4%
Canva, Series A, Acquisition Date:
11/4/21 - 12/17/21, Cost $397 (1)
(2)(3) 233 259
Canva, Series A-3, Acquisition Date:
11/4/21 - 12/17/21, Cost $44 (1)(2)
(3) 26 29
Canva, Series A-4, Acquisition Date:
12/17/21, Cost $4 (1)(2)(3) 2 2
Databricks, Series G, Acquisition
Date: 2/1/21, Cost $1,958 (1)(2)(3) 33,114 2,893
Databricks, Series H, Acquisition
Date: 8/31/21, Cost $5,925 (1)(2)(3) 80,631 7,045
Databricks, Series I, Acquisition
Date: 9/14/23, Cost $542 (1)(2)(3) 7,379 644

T. ROWE PRICE Institutional Large-Cap Core Growth Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
Gusto, Series E, Acquisition Date:
7/13/21, Cost $2,990 (1)(2)(3) 98,373 1,829
Total Information Technology 12,701
Total Convertible Preferred Stocks
(Cost $11,860) 12,701
CORPORATE BONDS  0.3%
Carvana, 12.00%, 12/1/28, (9.00%
Cash or 12.00% PIK) (5)(6) 1,812,995 1,894
Carvana, 13.00%, 6/1/30, (11.00%
Cash or 13.00% PIK) (5)(6) 2,513,609 2,737
Carvana, 14.00%, 6/1/31, (14.00%
PIK) (5)(6) 3,156,455 3,709
Total Corporate Bonds (Cost
$6,568) 8,340
EQUITY MUTUAL FUNDS  1.5%
Invesco QQQ Trust, Series 1  70,062 34,195
iShares Russell 1000 Growth ETF  31,324 11,759
Total Equity Mutual Funds (Cost
$45,887) 45,954
Shares/Par $ Value
(Cost and value in $000s)
‡
SHORT-TERM INVESTMENTS  0.6%
Money Market Funds  0.6%
T. Rowe Price Government Reserve
Fund, 4.97% (7)(8) 17,052,365 17,052
Total Short-Term Investments
(Cost $17,052) 17,052
SECURITIES LENDING COLLATERAL  0.0%
INVESTMENTS IN A POOLED ACCOUNT THROUGH
SECURITIES LENDING PROGRAM WITH STATE STREET BANK
AND TRUST COMPANY 0.0%
Money Market Funds 0.0%
T. Rowe Price Government Reserve
Fund, 4.97% (7)(8) 29,747 30
Total Investments in a Pooled
Account through Securities
Lending Program with State Street
Bank and Trust Company 30
Total Securities Lending Collateral
(Cost $30) 30
Total Investments in
Securities  100.0%
(Cost $882,901) $ 3,043,010
Other Assets Less Liabilities
(0.0)% (1,352)
Net Assets 100.0% $ 3,041,658
‡ Shares/Par are denominated in U.S. dollars unless otherwise noted.
(1) Non-income producing
(2) Level 3 in fair value hierarchy.
(3) Security cannot be offered for public resale without first being registered under the Securities Act of 1933 and related rules ("restricted security"). Acquisition date represents the day on which an enforceable right to acquire such security is obtained and is presented along with related cost in the security description. The fund may have registration rights for certain restricted securities. Any costs related to such registration are generally borne by the issuer. The aggregate value of restricted securities (excluding 144A holdings) at period end amounts to $18,171 and represents 0.6% of net assets.
(4) All or a portion of this security is on loan at September 30, 2024.
(5) Security has the ability to pay in-kind or pay in cash. When applicable, separate rates of such payments are disclosed.
(6) Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be resold in transactions exempt from registration only to qualified institutional buyers. Total value of such securities at period-end amounts to $8,340 and represents 0.3% of net assets.
(7) Seven-day yield
(8) Affiliated Companies
ADR American Depositary Receipts
ETF Exchange-Traded Fund
EUR Euro
PIK Payment-in-kind

T. ROWE PRICE Institutional Large-Cap Core Growth Fund

The accompanying notes are an integral part of this Portfolio of Investments.
AFFILIATED COMPANIES
($000s)
The fund may invest in certain securities that are considered affiliated companies. As defined by the 1940 Act, an affiliated company is one in which the fund owns 5% or more of the outstanding voting securities, or a company that is under common ownership or control. The following securities were considered affiliated companies for all or some portion of the nine months ended September 30, 2024. Net realized gain (loss), investment income, change in net unrealized gain/loss, and purchase and sales cost reflect all activity for the period then ended.
Affiliate
Net Realized
Gain (Loss)
Change in Net
Unrealized
Gain/Loss
Investment
Income
T. Rowe Price Government Reserve Fund, 4.97% $ — $ — $ 612++
Totals $ —# $ — $ 612+
Supplementary Investment Schedule
Affiliate
Value
12/31/23
Purchase
Cost
Sales
Cost
Value
09/30/24
T. Rowe Price Government Reserve Fund, 4.97% $ 18,396  ¤  ¤ $ 17,082
Total $ 17,082^
# Capital gain distributions from underlying Price funds represented $0 of the net realized gain (loss).
++ Excludes earnings on securities lending collateral, which are subject to rebates and fees.
+ Investment income comprised $612 of dividend income and $0 of interest income.
¤ Purchase and sale information not shown for cash management funds.
^ The cost basis of investments in affiliated companies was $17,082.

T. ROWE PRICE Institutional Large-Cap Core Growth Fund
Unaudited

Notes to Portfolio of Investments
T. Rowe Price Institutional Large-Cap Core Growth Fund (the fund) is registered under the Investment Company Act of
1940 (the 1940 Act) as an open-end management investment company and follows accounting and reporting guidance of the Financial Accounting Standards Board Accounting Standards Codification Topic 946. The accompanying Portfolio of
Investments was prepared in accordance with accounting principles generally accepted in the United States of America
(GAAP). For additional information on the fund’s significant accounting policies and investment related disclosures, please refer to the fund’s most recent semiannual or annual shareholder report and its prospectus.
VALUATION
Fair Value   The fund’s financial instruments are valued at the close of the New York Stock Exchange (NYSE), normally
4 p.m. ET, each day the NYSE is open for business, and are reported at fair value, which GAAP defines as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The fund’s Board of Directors (the Board) has designated T. Rowe Price Associates, Inc. as the fund’s valuation designee (Valuation Designee). Subject to oversight by the Board, the Valuation Designee performs the following functions in performing fair value determinations: assesses and manages valuation risks; establishes and applies fair value methodologies; tests fair value methodologies; and evaluates pricing vendors and pricing agents. The duties and responsibilities of the Valuation Designee are performed by its Valuation Committee. The Valuation Designee provides periodic reporting to the Board on valuation matters.
Various valuation techniques and inputs are used to determine the fair value of financial instruments. GAAP establishes the following fair value hierarchy that categorizes the inputs used to measure fair value:
Level 1 – quoted prices (unadjusted) in active markets for identical financial instruments that the fund can access at the reporting date
Level 2 – inputs other than Level 1 quoted prices that are observable, either directly or indirectly (including, but not limited to, quoted prices for similar financial instruments in active markets, quoted prices for identical or similar financial instruments in inactive markets, interest rates and yield curves, implied volatilities, and credit spreads)
Level 3 – unobservable inputs (including the Valuation Designee’s assumptions in determining fair value)
Observable inputs are developed using market data, such as publicly available information about actual events or transactions, and reflect the assumptions that market participants would use to price the financial instrument. Unobservable inputs are those for which market data are not available and are developed using the best information available about the assumptions that market participants would use to price the financial instrument. GAAP requires valuation techniques to maximize the use of relevant observable inputs and minimize the use of unobservable inputs. When multiple inputs are used to derive fair value, the financial instrument is assigned to the level within the fair value hierarchy based on the lowest-level input that is significant to the fair value of the financial instrument. Input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level but rather the degree of judgment used in determining those values.
Valuation Techniques  Equity securities, including exchange-traded funds, listed or regularly traded on a securities exchange or in the over-the-counter (OTC) market are valued at the last quoted sale price or, for certain markets, the official closing price at the time the valuations are made. OTC Bulletin Board securities are valued at the mean of the closing bid and asked prices. A security that is listed or traded on more than one exchange is valued at the quotation on the exchange determined to be the primary market for such security. Listed securities not traded on a particular day are valued at the mean of the closing bid and asked prices for domestic securities and the last quoted sale or closing price for international securities.
The last quoted prices of non-U.S. equity securities may be adjusted to reflect the fair value of such securities at the close of the NYSE, if the Valuation Designee determines that developments between the close of a foreign market and the close of the NYSE will affect the value of some or all of its portfolio securities. Each business day, the Valuation Designee uses information from outside pricing services to evaluate the quoted prices of portfolio securities and, if appropriate, decide whether it is necessary to adjust quoted prices to reflect fair value by reviewing a variety of factors, including

T. ROWE PRICE Institutional Large-Cap Core Growth Fund

developments in foreign markets, the performance of U.S. securities markets, and the performance of instruments trading in U.S. markets that represent foreign securities and baskets of foreign securities. The Valuation Designee uses outside pricing services to provide it with quoted prices and information to evaluate or adjust those prices. The Valuation Designee cannot predict how often it will use quoted prices and how often it will determine it necessary to adjust those prices to reflect fair value.
Debt securities generally are traded in the over-the-counter (OTC) market and are valued at prices furnished by independent pricing services or by broker dealers who make markets in such securities. When valuing securities, the independent pricing services consider factors such as, but not limited to, the yield or price of bonds of comparable quality, coupon, maturity, and type, as well as prices quoted by dealers who make markets in such securities.
Investments denominated in foreign currencies are translated into U.S. dollar values each day at the prevailing exchange rate, using the mean of the bid and asked prices of such currencies against U.S. dollars as provided by an outside pricing service.
Investments in mutual funds are valued at the mutual fund’s closing NAV per share on the day of valuation.
Investments for which market quotations are not readily available or deemed unreliable are valued at fair value as determined in good faith by the Valuation Designee. The Valuation Designee has adopted methodologies for determining the fair value of investments for which market quotations are not readily available or deemed unreliable, including the use of other pricing sources. Factors used in determining fair value vary by type of investment and may include market or investment specific considerations. The Valuation Designee typically will afford greatest weight to actual prices in arm’s length transactions, to the extent they represent orderly transactions between market participants, transaction information can be reliably obtained, and prices are deemed representative of fair value. However, the Valuation Designee may also consider other valuation methods such as market-based valuation multiples; a discount or premium from market value of a similar, freely traded security of the same issuer; discounted cash flows; yield to maturity; or some combination. Fair value determinations are reviewed on a regular basis. Because any fair value determination involves a significant amount of judgment, there is a degree of subjectivity inherent in such pricing decisions. Fair value prices determined by the Valuation
Designee could differ from those of other market participants, and it is possible that the fair value determined for a security may be materially different from the value that could be realized upon the sale of that security.
Valuation Inputs   The following table summarizes the fund’s financial instruments, based on the inputs used to determine their fair values on September 30, 2024 (for further detail by category, please refer to the accompanying Portfolio of Investments):
OTHER MATTERS
Unpredictable environmental, political, social and economic events, including but not limited to, environmental or natural disasters, war and conflict (including Russia’s military invasion of Ukraine and the conflict in Israel, Gaza and surrounding areas), terrorism, geopolitical developments (including trading and tariff arrangements, sanctions and cybersecurity attacks), and public health epidemics (including the global outbreak of COVID-19) and similar public health threats, may
($000s)
Level 1 Level 2 Level 3 Total Value
Assets
Common Stocks $ 2,947,258 $ 6,205 $ 5,470 $ 2,958,933
Convertible Preferred Stocks — — 12,701 12,701
Corporate Bonds — 8,340 — 8,340
Equity Mutual Funds 45,954 — — 45,954
Short-Term Investments 17,052 — — 17,052
Securities Lending Collateral 30 — — 30
Total $ 3,010,294 $ 14,545 $ 18,171 $ 3,043,010

T. ROWE PRICE Institutional Large-Cap Core Growth Fund

significantly affect the economy and the markets and issuers in which a fund invests. The extent and duration of such events and resulting market disruptions cannot be predicted. These and other similar events may cause instability across global markets, including reduced liquidity and disruptions in trading markets, while some events may affect certain geographic regions, countries, sectors, and industries more significantly than others, and exacerbate other pre-existing political, social, and economic risks. The fund’s performance could be negatively impacted if the value of a portfolio holding were harmed by these or such events. Management actively monitors the risks and financial impacts arising from such events.
E148-054Q3 09/24